Income Taxes	12 Months Ended
Dec. 31, 2020
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Income Taxes

 NOTE 8   INCOME TAXES

Income Taxes Included in Net Earnings

We operate in a specialized industry and in several tax jurisdictions; as a result, our earnings are subject to various rates of taxation. The provision for income taxes differs from the amount that would have resulted from applying the Canadian statutory income tax rates to earnings (loss) before income taxes as follows:

	2020	2019
Earnings (loss) before income taxes
Canada	525	765
United States	(506)	315
Australia	83	27
Trinidad	(44)	(28)
Other	324	229
	382	1,308
Canadian federal and provincial statutory income tax rate (%)	27	27
Income tax at statutory rates	103	353
Adjusted for the effect of:
Recovery of prior year taxes due to US legislative changes	(94)	-
Non-taxable income	(59)	(19)
Change in recognition of tax losses and deductible temporary differences	(20)	-
Impact of foreign tax rates	(18)	(45)
Production-related deductions	(12)	(17)
Impact of tax rate changes	(3)	16
Non-deductible expenses	13	15
Foreign accrual property income	7	18
Other	6	(5)
Income tax (recovery) expense included in net earnings	(77)	316

Total income tax (recovery) expense, included in net earnings, was comprised of the following:

	2020	2019
Current income tax
Tax (recovery) expense for current year	(38)	161
Adjustments in respect of prior years	(30)	(22)
Total current income tax (recovery) expense	(68)	139
Deferred income tax
Origination and reversal of temporary differences	72	152
Adjustments in respect of prior years	(58)	9
Change in recognition of tax losses and deductible temporary differences	(20)	-
Impact of tax rate changes	(3)	16
Total deferred income tax (recovery) expense	(9)	177
Income tax (recovery) expense included in net earnings	(77)	316

Deferred Income Taxes

In respect of each type of temporary difference, unused tax loss and unused tax credit, the amounts of deferred tax assets and liabilities recognized in the consolidated balance sheets as at December 31 and the amount of the deferred tax (recovery) expense recognized in net earnings were:

			Deferred Income Tax (Recovery)
	Deferred Income Tax (Assets)		Expense Recognized
	Liabilities		in Net Earnings
	2020	2019	2020	2019
Deferred income tax assets
Asset retirement obligations and accrued environmental costs	(376)	(387)	20	25
Tax loss and other carryforwards	(370)	(270)	(98)	(9)
Lease liabilities	(201)	(227)	26	55
Pension and other post-retirement benefit liabilities	(161)	(168)	(12)	(14)
Long-term debt	(102)	(107)	3	3
Receivables	(50)	(51)	2	7
Inventories	(37)	(59)	20	(5)
Payables and accrued charges	-	(25)	25	(5)
Other assets	(12)	(22)	17	14
Deferred income tax liabilities
Property, plant and equipment	3,637	3,647	(12)	147
Goodwill and other intangible assets	471	523	(67)	(58)
Payables and accrued charges	72	-	72	-
Other liabilities	36	42	(5)	17
	2,907	2,896	(9)	177

Reconciliation of net deferred income tax liabilities:

	2020	2019
Balance – beginning of year	2,896	2,691
Business acquisitions (Note 25)	-	29
Income tax (recovery) expense recognized in net earnings	(9)	177
Income tax charge recognized in other comprehensive income ("OCI")	17	2
Other	3	(3)
Balance – end of year	2,907	2,896

Amounts and expiry dates of unused tax losses and unused tax credits as at December 31, 2020, were:

	Amount	Expiry Date
Unused federal operating losses	1,425	2021 – Indefinite
Unused federal capital losses	583	Indefinite
Unused investment tax credits	23	2021 – 2040

The unused tax losses and credits with no expiry dates can be carried forward indefinitely.

As at December 31, 2020, we had $735 of federal tax losses for which we did not recognize deferred tax assets.

We have determined that it is probable that all recognized deferred tax assets will be realized through a combination of future reversals of temporary differences and taxable income.

We did not recognize deferred tax liabilities related to temporary differences associated with investments in subsidiaries and equity-accounted investees amounting to $8,911 as at December 31, 2020 (2019 – $9,183).

In 2020, previously unrecognized capital losses were utilized primarily as a result of the net gain on disposal of investment in MOPCO. In addition, as a result of the non-cash impairment of assets relating to our property, plant and equipment at White Springs, management revised its estimate of future taxable profits and derecognized deferred tax assets related to Florida tax losses and deductible temporary differences. In aggregate, the net decrease in unrecognized deferred tax assets was $20.